Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Activities:
Net loss	$ (48,229)	$ (34,274)	$ (18,778)
Adjustments to reconcile net loss to net cash and cash equivalents used in operating activities:
Depreciation and amortization	5,714	4,472	2,736
Stock-based compensation	16,358	3,464	2,515
Provision for income taxes	(133)
Noncash interest expense			50
Provision for doubtful accounts	632	523	384
Noncash rent expense	286	908
Unrealized currency translation	(213)
Changes in assets and liabilities
Accounts receivable	(7,890)	(2,478)	(3,077)
Prepaid expenses and other assets	(713)	(3,351)	(448)
Deferred commission expense	(2,004)	(1,155)	(10)
Accounts payable	286	(1,158)	1,190
Accrued expenses	4,734	4,259	2,118
Restricted cash	157	(67)
Deferred rent	1,467	258	(325)
Deferred revenue	17,084	8,791	7,838
Net cash and cash equivalents used in operating activities	(12,464)	(19,808)	(5,807)
Investing Activities:
Purchases of property and equipment	(7,266)	(4,358)	(322)
Capitalization of software development costs	(4,634)	(3,432)	(2,261)
Acquired of intangible assets `	(80)	(190)
Restricted cash	1,500	(1,190)	190
Net cash and cash equivalents used in investing activities	(10,480)	(9,170)	(2,393)
Financing Activities:
IPO proceeds, net of offering costs paid of $2,924	130,764
Net proceeds from issuance of redeemable convertible			35,096
Proceeds from exercise of options	3,794	621	697
Proceeds from draw-down on line of credit	18,000		(375)
Payments on line of credit	(18,000)
Repayment of capital lease obligations	(121)	(107)	(83)
Net cash and cash equivalents provided by financing activities	134,437	514	35,335
Effect on exchange rate changes	(415)	10	(10)
Net increase (decrease) in cash and cash equivalents	111,078	(28,454)	27,125
Cash, beginning of year	12,643	41,097	13,972
Cash and cash equivalents, end of year	123,721	12,643	41,097
Supplemental cash flow disclosure:
Cash paid for interest	199	3	13
Non-cash investing and financing activities:
Property and equipment acquired under capital lease		299
Capital expenditures incurred but not yet paid	111	1,499	206
IPO costs incurred but not yet paid	202
Accretion of preferred stock	331	54	81
Conversion of preferred stock to common stock	$ 101,624